Earnings per Share	6 Months Ended
Jun. 30, 2025
Earnings per Share
Earnings per Share

8.Earnings per share

The profit and weighted average number of common shares used in the calculation of basic and diluted earnings per share are as follows:

	For the six months ended
	June 30,
USD per Share	2025	2024
Profit for the period attributable to the Owners of the Group	$39,442,842	$81,122,288
Weighted average number of shares outstanding in the period	32,194,108	32,194,108
Earnings per share, basic and diluted	$1.23	$2.52

During the periods ended June 30, 2025 and 2024, there were no potentially dilutive instruments affecting weighted average number of shares, and hence diluted earnings per share equals basic earnings per share for the years presented.